ORGANIZATION AND BUSINESS BACKGROUND	2 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS BACKGROUND

NOTE 1 – ORGANIZATION AND BUSINESS BACKGROUND

YHNA MS I Limited (the “Company” or “PubCo” or “Purchaser”) is formed as a Cayman Islands exempted company on April 29 2025, and is deemed as a surviving entity for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, purchasing all or substantially all of the assets of, entering into contractual arrangements, or engaging in any other similar business combination with one or more businesses or entities (“Business Combination”). The Company’s parent company is YHN Acquisition I Limited (“YHNA”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. The Company has selected December 31 as its fiscal year end.

At June 30, 2025, the Company had not yet commenced any operations. All activities through June 30, 2025 relate to the Company’s formation. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest.

On April 3, 2025, YHNA entered into that certain Business Combination Agreement with Mingde pursuant to which, (a) immediately prior to the Closing, Mingde will merge with and into Purchaser, with Purchaser continuing as the surviving entity (the “Reincorporation Merger”), (b) at the Closing, the parties will effect a merger of Merger Sub, a Cayman Islands company and wholly owned subsidiary of Purchaser (the “Merger Sub”), to be formed for the sole purpose of merging with and into the Mingde (the “Acquisition Merger”) in which Mingde will be the surviving entity and a wholly owned subsidiary of Purchaser (the Acquisition Merger, together with the Reincorporation Merger and the other transactions contemplated by the Business Combination Agreement and the Additional Agreements, the “Transactions”); and (c) following the Closing, Purchaser will be a publicly traded company listed on Nasdaq Global Market (“NASDAQ”). The Merger Consideration is $396,000,000. The 39,600,000 Purchaser Ordinary Shares to be delivered by Purchaser to the Company Shareholders (the “Merger Consideration Shares”) is based on an aggregate pre-money equity value for 100% of the Mingde’s issued and outstanding ordinary shares, with each Purchaser Ordinary Share valued at $10.00.

On May 8, 2025, each of Purchaser, Merger Sub, YHNA and the Mingde executed that certain Joinder Agreement to the Business Combination Agreement (the “Joinder Agreement”), whereby each of Purchaser and Merger Sub have agreed, effective upon execution, that it shall become a party to the Business Combination Agreement and shall be fully bound by, and subject to, all of the covenants, terms, representations, warranties, rights, obligations and conditions of the Business Combination Agreement as though an original party thereto.

On June 3, 2025, each of Purchaser, Merger Sub, YHNA and the Mingde executed that certain Amended and Restated Business Combination Agreement (the “Amended and Restated Business Combination Agreement” or as restated and amended, the “Business Combination Agreement”) to provide for an earnout mechanism whereby up to an additional $70,000,000 worth of Earnout Consideration Shares may be paid to the Mingde Shareholders as contingent post-closing earnout consideration. As a result, the aggregate consideration for the Acquisition Merger is $326,000,000 plus up to $70,000,000 worth of Earnout Consideration Shares. The Merger Consideration will be paid in the form of (1) 32,600,000 newly issued PubCo Ordinary Shares valued at $10.00 per share, which are comprised of (A) 30,970,000 PubCo Ordinary Shares as the Closing Payment Shares and (B) 1,630,000 PubCo Ordinary Shares to be issued to the Mingde Shareholders at the Closing and held back as security for the Mingde’s representations and warranties as further set forth in Article XI of the Business Combination Agreement as the Holdback Shares; and (2) an addition of up to 7,000,000 PubCo Ordinary Shares valued at $10.00 per share as contingent post-closing earnout consideration subject to the earnout mechanism.

Going concern uncertainties

The accompanying unaudited condensed consolidated financial statements have been prepared using the going concern basis of accounting, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has a net loss of $11,222 during the period from April 29, 2025 (inception) to June 30, 2025 and incurred an accumulated deficit of $11,222 as of June 30, 2025. Expenses are expected to increase in the forthcoming year and cash flows of the Company may not be able to sustain the expansion required. The continuation of the Company as a going concern through the next twelve months is dependent upon the continued financial support from its parent company.

These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets and liabilities that may result in the Company not being able to continue as a going concern.

1. Organizations and reorganizations

Mingde Technology Limited (the “Company” or “Mingde Technology”) was incorporated in the Cayman Islands under the Companies Act (As Revised) of the Cayman Islands (the “Cayman Companies Act”) as an exempted company with limited liability on September 4, 2024. The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entity (“VIE”) and subsidiaries of VIE (collectively referred to as the “Group”). Mingde Technology Hong Kong International Limited (“Mingde HK”) is a wholly owned subsidiary of the Company. Jiujiang Rongganghui Technology Co., Ltd. is wholly foreign-owned enterprise (the “WFOE”). The Group conducted its business in the People’s Republic of China (the “PRC” or “China”) through a series of contractual agreements entered into by the WFOE with the VIE based in China. The Group is primarily engaged in sports-related product sales and providing information technology solutions services to connect consumers and merchants through its e-commercial platform in China.

The following sets forth the Company’s consolidated subsidiaries, VIE and subsidiaries of VIE are as follows:

	Percentage of legal ownership of the Company	Principal activities, place and date of incorporation
Subsidiaries
Mingde Technology Hong Kong International Limited (“Mingde HK”)	100%	Investment holding, Hong Kong, China, September 26, 2024
Jiujjiang Rongganghui Technology Co., Ltd. (“Rongganghui” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”)	100%	Technical support and consulting services February 21, 2025

VIE
Zhejiang Fit-One Internet Technology Co., Ltd. (“Fit-One” or “VIE”)	Variable interest	Membership health service platform, Hangzhou, Zhejiang province, China December 31, 2019
Subsidiaries of VIE
Hangzhou Joymove Brand Operation and Management Co., Ltd. (“Joymove”)	100%	Operating entity; Hangzhou, Zhejiang province, China May 19, 2021
Hangzhou Dazhika Technology Co., Ltd (“Dazhika”)	98%	Operating entity; Hangzhou, Zhejiang province, China March 27, 2024
Dazhika (Xiushui) Technology Co., Ltd (“Dazhika (Xiushui)”	100%	Operating entity; Hangzhou, Zhejiang province, China January 10, 2025

History of the Group

Reorganization

Prior to the incorporation of the Company and the completion of the reorganization as described below, the Group conducted its business through Fit-One, a limited liability company established in Hangzhou, Zhejiang province, the PRC in 2019. The Group focused on providing health products and sports-related services.

In connection with the proposed initial public offering of the Company’s shares, the Group undertook certain corporate restructuring activities in 2024 to establish an offshore structure and the Company as the Group’s ultimate holding company for the entire equity interest in Fit-One. (the “Reorganization”).

Upon completion of the Reorganization, the businesses were transferred to the Group. The Company and Mingde HK had no operations but only nominal amount of net assets prior to the consummation of the Reorganization and did not meet the definition of a business. All of the Group’s businesses continued to be conducted through Fit-One and its subsidiary after the Reorganization. There was no change in control over the Group before and after the Reorganization.

Accordingly, the Group resulting from these Reorganization transactions was regarded as a recapitalization of Fit-One with no change in the basis of presentation of the financial statements. The Group’s financial information had been prepared on a consolidated basis as if the Reorganization occurred since the earliest period presented in these consolidated financial statements, and represented a continuation of the consolidated financial statements of Fit-One, whereas the assets, liabilities and operating results were presented at their historical carrying values.

Contractual arrangements with VIE

PRC laws and regulations place certain restrictions on foreign investment in value-added telecommunication service businesses. To comply with PRC laws and regulations, the Group operates its businesses in the PRC through the VIE and the VIE’s subsidiaries. Most of the Group’s revenues, cost of revenues, expenses and net profit in China were generated directly or indirectly through the VIE and the VIE’s subsidiary. The Company relies on a series of contractual arrangements among its WFOE, the VIE and their shareholders to conduct the business operations of the VIE and the VIE’s subsidiaries.

Below is a summary of the currently effective contractual arrangements by and among WFOE, the VIE and its shareholders.

Equity Interest Pledge Agreement

Under the equity interest pledge agreement among WFOE, the VIE and its shareholders, the VIE’s shareholders pledged all of their equity interests of the VIE to WFOE as security for performance of the obligations of the VIE and its shareholders under the exclusive option agreement, the exclusive business cooperation agreement and the powers of attorney. During the term of the equity interest pledge agreement, WFOE has the right to receive all of the VIE’s dividends distributed on the pledged equity to the extent permitted under PRC laws. If any of the specified events of default occurs, WFOE, as pledgee, will be entitled to certain rights and remedies including priority in receiving the proceeds from the auction or disposal of the pledged equity interests in the VIE. WFOE may transfer all or any of its rights and obligations under the equity interest pledge agreement to its designee(s) at any time. The VIE and its shareholders undertake that, without the prior written consent of WFOE, they will not transfer, create or allow any encumbrance on the pledged equity interests. The agreement will remain in effect until the fulfillment of all the obligations under the exclusive option agreement, the exclusive business cooperation agreement and the powers of attorney.

Exclusive Option Agreement

Under the exclusive option agreement among the Company, WFOE, the VIE and its shareholders, each of the shareholders of the VIE has irrevocably granted the Company or its designee(s) an exclusive option to purchase, at any time and to the extent permitted under PRC laws, all or any part of their equity interests in the VIE at the lowest price permitted under applicable PRC laws if there is any statutory requirement about the consideration under PRC laws. The VIE and/or its shareholders covenant that, without the Company’s prior written consent, they will not, among other things, (i) sell, transfer, mortgage or otherwise dispose of their equity interests in the VIE, or create any encumbrance on their equity interests in the VIE, except for those encumbrances created by the VIE’s shareholders on the VIE under the equity interest pledge agreement, the powers of attorney of the VIE’s shareholders, and the exclusive option agreement; (ii) amend the VIE’s articles of association, or change the VIE’s registered capital or shareholding structure in any other manners; (iii) cause the VIE to enter into any material contract, except in the ordinary course of business; (iv) allow the VIE to incur, inherit, guarantee or permit any debts, except for those payables incurred in the ordinary course of business but not incurred by way of borrowing; (v) merge or consolidate the VIE with any other entity or acquire or invest in any other entity; (vi) distribute any dividend, however, upon request by the Company, the VIE shall immediately distribute all distributable profits to its shareholders; (vii) sell, transfer, mortgage or otherwise dispose of any of the VIE’s material assets or legal or beneficial interest in the material business or revenues of the VIE, or allow any encumbrance of any security interest thereon; or (viii) liquidate or dissolve the VIE unless otherwise required by PRC law. The exclusive option agreement will be terminated when the entire equity interests in the VIE have been transferred to the Company or its designee(s) pursuant to the agreement.

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between WFOE and the VIE, WFOE has the exclusive right to provide, among other things, technological development, technological support, consultation and related services to the VIE. In exchange, the VIE pays service fees at any time agreed by the parties to WFOE in an amount consisting of management fee and fee for services provided, which shall be reasonably determined by WFOE based on the factors as provided in the exclusive business cooperation agreement. Without the prior written consent of WFOE, the VIE cannot assign its rights and obligations to any third party. WFOE has the exclusive and complete ownership of all intellectual property rights created as a result of the performance of this agreement. The exclusive business cooperation agreement will remain effective for thirty years upon its execution by the parties and be automatically extended for another thirty years upon expiration date, unless otherwise agreed by WFOE.

Power of Attorney

Pursuant to the powers of attorney executed by the VIE’s shareholders, each of them irrevocably authorized our WFOE or its designee(s) to act on their respective behalf as proxy attorney, to the extent permitted by law, to exercise all rights of shareholders concerning all the equity interest held by each of them in the VIE, including but not limited to (i) convening and attending shareholder meetings, (ii) exercising voting rights with respect to any matters discussed in shareholder meetings, (iii) signing and delivering any written resolutions and minutes, (iv) selling, transferring, pledging or disposing of equity interests in part or in whole, (v) nominating, electing, designating, appointing or removing the legal representative, directors and other senior management of the VIE, (vi) approving amendments of articles, and (vii) exercising all other rights conferred by the VIE’s memorandum and articles and relevant laws and regulations. The powers of attorney remain irrevocably effective as long as such VIE shareholders remain as the VIE’s shareholders, unless otherwise instructed by WFOE.

Pursuant to ASC 805, as the Company and the VIE are under common control, the corporate reorganization was accounted for in a manner similar to a pooling of interests. As a result, the Company’s historical amounts in the accompanying consolidated financial statements give retroactive effect to the Reorganization, whereby the assets and liabilities of the VIE and the VIE’s subsidiaries are reflected at the historical carrying values and their operations are presented as if the Reorganization had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

The Group’s business has been directly operated by the VIE and its subsidiaries. The carrying amounts of the assets, liabilities and the results of operations of the VIEs and the VIEs’ subsidiaries are included in the Company’s consolidated balance sheets and statements of operations. For the fiscal years ended March 31, 2025 and 2024, the VIE contributed 100% of the Group’s consolidated revenues. As of the years ended March 31, 2025 and 2024, the VIE accounted for an aggregate of 100% of both the consolidated total assets and liabilities.

Risks in relation to the VIE structure

The Group’s business is mainly conducted through the VIE and subsidiaries of VIE, of which the Company is the ultimate primary beneficiary. The Company has concluded that (i) the ownership structure of the VIE is not in violation of any applicable PRC laws or regulations currently in effect and (ii) each of the VIE contractual agreements is valid, binding, and enforceable in accordance with their terms and applicable PRC laws or regulations currently in effect. However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current VIE contractual agreements and the legal structure to be in violation of any existing or future PRC laws or regulations.

On March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which became effective on January 1, 2020, together with their implementation rules and ancillary regulations. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. It is unclear whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group is currently leveraging the contractual arrangements to operate certain business in which foreign investors are prohibited from or restricted to investing. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with the VIE and the Group’s ability to conduct business through the VIE could be severely limited.

In addition, if the Group’s corporate structure and the contractual arrangements with the VIE through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

•	revoke the business licenses and/or operating licenses of the Group’s PRC entities;

•	impose fines;

•	confiscate any income that they deem to be obtained through illegal operations, or impose other requirements with which the Group may not be able to comply;

•	discontinue or place restrictions or onerous conditions on the Group’s operations;

•	place restrictions on the right to collect revenues;

•	shut down the Group’s servers or block the Group’s websites or mobile apps;

•	the Group to restructure ownership structure or operations, including terminating the contractual arrangements with the VIE and deregistering the equity pledges of the VIE, which in turn would affect the ability to consolidate, derive economic interests from the VIE and their subsidiaries;

•	restrict or prohibit the use of the proceeds from financing activities to finance the business and operations of the VIE and their subsidiaries; or

•	take other regulatory or enforcement actions that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE or the right to receive its economic benefits, the Group would no longer be able to consolidate the VIE. The management believes that the likelihood for the Group to lose such ability is remote based on current facts and circumstances. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, it may lead to changes in PRC laws, regulations, and policies or in the interpretation and application of existing laws, regulations and policies, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIE or the shareholder of the VIE fail to perform their obligations under those arrangements. In addition, shareholder of the VIE is a PRC holding entity beneficially owned by the Founder, chairman of the board of directors and chief executive officer of the Company. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIE depend on the shareholder enforcing the contracts. There is a risk that shareholders of VIE, who in some cases are also shareholder of the Company may have conflict of interests with the Company in the future or fails to perform their contractual obligations. Given the significance and importance of the VIE, there would be a significant negative impact on the Company if these contracts were not enforced.

The Group’s operations depend on the VIE to honor their contractual agreements with the Group and the enforceability, and therefore the benefits, of the contractual agreements also depends on the authorization by the shareholder of the VIE to exercise voting rights on all matters requiring shareholder approval in the VIE. The Company believes that the agreements on authorization to exercise shareholder’s voting power are enforceable against each party thereto in accordance with their terms and applicable PRC laws or regulations currently in effect and the possibility that it will no longer be able to be the primary beneficiary and consolidate the VIE as a result of the aforementioned risks and uncertainties is remote.

In accordance with the contractual agreements, the Company could (1) exercise the shareholder’s rights of the VIE and has power to direct the activities that most significantly affects the economic performance of the VIE and subsidiaries of VIE, (2) absorb substantially all of the expected losses and receive substantially expected residual returns of the VIE and subsidiaries of VIE; and (3) has an exclusive call option to purchase all or part of the equity interests in and/or assets of each of VIE and subsidiaries of VIE when and to the extent permitted by PRC law. Accordingly, the Company is considered as the ultimate primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets, and liabilities in the Company’s consolidated financial statements. Therefore, the Company considers that there are no assets in the VIE that can be used only to settle obligations of the VIE, except for the paid-in capital of the VIE amounting to RMB10,000,000 (US$1,378,037) and RMB9,955,000 as of March 31, 2025 and 2024, as well as certain non-distributable statutory reserves amounting to approximately nil and nil as of March 31, 2025 and 2024. As the VIE is incorporated as a limited liability company under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the VIE. As the Group is conducting certain business in the PRC through the VIE, the Company would provide unlimited financial support to the VIE if, in the normal operation of business, the VIE should become in need of any form of reasonable financial support, which could expose the Group to a loss.

The following consolidated financial information of the VIE after the elimination of inter-company transactions between the VIE and its subsidiaries as of and for the years ended March 31, 2025 and 2024 was included in the accompanying consolidated financial statements of the Group as follows:

	As of March 31,
	2024	2025
Condensed Balance Sheet of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
Total assets	33,053,253	32,672,916	4,502,450
Total liabilities	65,452,439	57,692,272	7,950,209

	Year Ended March 31,
	2024	2025
Condensed Statement of Operations of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
Net revenues	41,606,354	109,988,114	15,156,767
Net (loss)/profit	(11,565,768)	7,334,830	1,010,767

	Year Ended March 31,
	2024	2025
Condensed Cash Flow of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
Net cash provided by operating activities	16,559,104	6,587,712	907,811
Net cash used in investing activities	(488,536)	(14,508,262)	(1,999,292)
Net cash used in financing activities	(599,851)	(7,136,808)	(983,478)

Liquidity

The Group has net profit of RMB7,334,830 (US$1,010,767) and net loss of RMB11,565,768 for the years ended March 31, 2025 and 2024, respectively. Net cash provided by operating activities were approximately RMB6,587,712 (US$907,811) and RMB16,559,104 for the years ended March 31, 2025 and 2024, respectively. Accumulated deficit was RMB34,800,182 (US$4,795,593) and RMB42,354,186 as of March 31, 2025 and 2024, respectively.

The Company has historically funded its working capital needs primarily from operations, bank loans, and advances from shareholders and intends to continue doing so in the near future to ensure sufficient working capital. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as generating operational cash flows and continuing to gain support from outside sources of financing. Based on the above considerations, the Group believes the cash and cash equivalents and the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the consolidated financial statements. The Group’s consolidated financial statements have been prepared based on the Company’s continuing as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.